Auditors' fees - Fees of the auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ernst and Young [member]
Document Information [Line Items]
Other services			€ 0.4
Total			€ 0.4
Other services, percent of total (as a percent)			100.00%
Total (as a percent)			100.00%
Deloitte [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 11.4	€ 8.8	€ 8.2
Subtotal	11.4	8.8	8.2
Other services	0.2	0.3	0.1
Total	€ 11.6	€ 9.1	€ 8.4
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	98.00%	96.00%	98.00%
Subtotal, percent of total (as a percent)	98.00%	97.00%	99.00%
Other services, percent of total (as a percent)	2.00%	3.00%	1.00%
Total (as a percent)	100.00%	100.00%	100.00%
Deloitte [Member] | Orange SA
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 4.8	€ 4.6	€ 4.6
Services required by the law	€ 0.0	€ 0.0
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	41.00%	50.00%	55.00%
KPMG [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 11.7	€ 10.9	€ 9.9
Services required by the law	0.4	0.1	0.2
Subtotal	12.1	11.0	10.1
Other services	0.7	0.9	0.4
Total	€ 12.8	€ 11.9	€ 10.5
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	91.00%	92.00%	94.00%
Services required by the law, percent of total (as a percent)	3.00%	1.00%	2.00%
Subtotal, percent of total (as a percent)	95.00%	92.00%	96.00%
Other services, percent of total (as a percent)	5.00%	8.00%	4.00%
Total (as a percent)	100.00%	100.00%	100.00%
KPMG [member] | Orange SA
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 4.5	€ 4.3	€ 4.4
Services required by the law			€ 0.2
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	35.00%	36.00%	42.00%
Services required by the law, percent of total (as a percent)			2.00%